Loans (Tables)	6 Months Ended
Feb. 29, 2024
Loans [Abstract]
Schedule of Company’s Outstanding Loans	The following table presents the Company’s outstanding loans as of February 29, 2024 and August 31, 2023:
	As of	As of
	February 29,	August 31,
	2024	2023
Long-term loans, current portion	$61,240	$61,240
Total	$61,240	$61,240